Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 48	$ 48	$ 38
Additions based on tax positions related to the current year	72	1	7
Additions based on acquisitions related to the current year			5
Additions for tax positions of prior years	1	1	1
Reduction for tax positions of prior years	(1)	(2)	(1)
Settlements		(1)	(2)
Foreign currency translation	(2)	1
Balance at end of year	$ 118	$ 48	$ 48